Accounts Receivable (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Total
QDM Holdings Limited [Member]
Accounts receivable		$ 9,865	$ 48,713
Less: allowance for doubtful accounts
Total	$ 17,142	$ 9,865	$ 48,713